RELATED PARTY TRANSACTIONS	6 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2021
RELATED PARTY TRANSACTIONS

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

At September 30, 2022 and December 31, 2021, the Company has issued an aggregate of 5,833,083 Class B ordinary shares to the Sponsor for an aggregate purchase price of $25,100 in cash. Our Sponsor transferred 69,999 Class B ordinary shares to EF Hutton and 30,000 Class B ordinary shares to JonesTrading as representative shares (the representative shares are deemed to be underwriter’s compensation by FINRA pursuant to Rule 5110 of the FINRA Manual). The initial shareholders collectively own 22.58% of the Company’s issued and outstanding shares after the Initial Public Offering (assuming the initial shareholders do not purchase any Public Shares in the Initial Public Offering and excluding the Placement Units and underlying securities).

The initial shareholders have agreed not to transfer, assign or sell any of the Class B ordinary share (except to certain permitted transferees) any of the Class B ordinary shares (or the Class A ordinary shares into which they be converted) until, the earlier of (i) six months after the date of the consummation of a Business Combination, or (ii) the date on which the closing price of the Company’s Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after a Business Combination, or earlier, if, subsequent to a Business Combination, the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of the Company’s shareholders having the right to exchange their ordinary share for cash, securities or other property.

Promissory Note – Related Party

On April 20, 2021, the Sponsor issued an unsecured promissory note to the Company, pursuant to which the Company may borrow up to an aggregate principal amount of up to $400,000, to be used for payment of costs related to the Initial Public Offering. The note is interest bearing (0.01% annual rate) and payable on the earlier of (i) December 31, 2021 or (ii) the consummation of the Initial Public Offering. These amounts will be repaid upon completion of the Initial Public Offering out of the $696,875 of offering proceeds that has been allocated for the payment of offering expenses. The Company borrowed $338,038 (included interest) under the promissory note, and fully repaid the Note in full on December 10, 2021. As of September 30, 2022 and December 31, 2021, there was no outstanding balance under the Promissory Note.

Administrative Services Arrangement

The Company’s Sponsor has agreed, commencing from the date that the Company’s securities are first listed on NYSE through the earlier of the Company’s consummation of a Business Combination and its liquidation, to make available to the Company certain general and administrative services, including office space, utilities and administrative services, as the Company may require from time to time. The Company has agreed to pay the Sponsor $10,000 per month for these services. For the nine months ended September 30, 2022, the Company incurred $90,000 in expenses for these services. In addition, the Company reimbursed such affiliate of the Sponsor for certain costs incurred on the Company’s behalf in the amount of $121,445. For the three months ended September 30, 2022, the Company incurred $30,000 in expenses for these services. In addition, the Company reimbursed such affiliate of the Sponsor for certain costs incurred on the Company’s behalf in the amount of $44,621. For the three months ended September 30, 2021 and for the period from March 8, 2021 (inception) through September 30, 2021, the Company incurred none in expenses for these services.

Related Party Loans and Costs

In order to finance transaction costs in connection with a Business Combination, the Company’s Sponsor or an affiliate of the Sponsor, or the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of notes may be converted upon consummation of a Business Combination into additional Private Placement Warrants at a price of $1.00 per warrant. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans.

The Company will have until 12 months from the closing of the Initial Public Offering to consummate its initial business combination. However, if the Company anticipates that it may not be able to consummate the Company’s initial business combination within 12 months, the Company may, by resolution of the Company’s board if requested by its Sponsor, extend the period of time to consummate a business combination up to two times, each by an additional three months (for a total of up to 18 months to complete a business combination), subject to the Sponsor depositing additional funds into the trust account as set out below. Pursuant to the terms of the trust agreement to be entered into between the Company and Continental Stock Transfer & Trust Company, LLC, in order to extend the time available for the Company to consummate its initial business combination, the initial shareholders or their affiliates or designees, upon five days advance notice prior to the applicable deadline, must deposit into the trust account for each three-month extension, $2,999,982 ($0.15 per share in either case) on or prior to the date of the applicable deadline, up to an aggregate of $5,999,964, or approximately $0.30 per share. Any such payments would be made in the form of a loan. Any such loans will be non-interest bearing and payable upon the consummation of the Company’s initial business combination. If the Company completes its initial business combination, the Company would repay such loaned amounts. In the event that the Company’s initial business combination does not close, the Company may use a portion of the working capital held outside the trust account to repay such loaned amounts but no proceeds from the Company’s trust account would be used for such repayment. Up to $1,500,000 of such loans may be convertible into private placement warrants of the post business combination entity at a price of $1.00 per warrant at the option of the lender. Furthermore, the letter agreement with the Company’s initial shareholders contains a provision pursuant to which its Sponsor has agreed to waive its right to be repaid for such loans out of the funds held in the trust account in the event that the Company does not complete a business combination. In the event that the Company receives notice from its Sponsor five days prior to the applicable deadline of its wish for us to effect an extension, the Company intends to issue a press release announcing such intention at least three days prior to the applicable deadline. In addition, the Company intends to issue a press release the day after the applicable deadline announcing whether or not the funds had been timely deposited. The Sponsor and its affiliates or designees are not obligated to fund the trust account to extend the time for the Company to complete its initial business combination. If the Company chooses to extend the period of time to consummate a business combination as set forth herein, the shareholders will not have the ability to vote or redeem their shares in connection with either of the three-month extensions. However, if the Company seeks to complete a business combination during an extension period, investors will still be able to vote and redeem their shares in connection with that business combination. As of September 30, 2022 and December 31, 2021, the Company has not borrowed any amounts from Working Capital Loans.

INFINT ACQUISITION CORPORATION

NOTES TO CONDENSED FINANCIAL STATEMENTS

Representative Shares

On November 23, 2021, the Company assigned 99,999 shares of Class B ordinary share to the representative for nominal consideration (the “Representative Shares”). The Company estimated the fair value of Representative Shares to be $268,617, which is 2.87% of total offering cost of $9,351,106. The Company recognized the estimated fair value as part of offering costs. The holders of the Representative Shares have agreed not to transfer, assign or sell any such shares until the completion of a Business Combination. In addition, the holders have agreed (i) to waive their redemption rights with respect to such shares in connection with the completion of a Business Combination and (ii) to waive their rights to liquidating distributions from the Trust Account with respect to such shares if the Company fails to complete a Business Combination within the Combination Period.

The Representative Shares have been deemed compensation by FINRA and are therefore subject to a lock-up for a period of 180 days immediately following the effective date of the registration statement related to the Initial Public Offering pursuant to Rule 5110I(1) of FINRA’s NASD Conduct Rules. Pursuant to FINRA Rule 5110I(1), these securities will not be the subject of any hedging, short sale, derivative, put or call transaction that would result in the economic disposition of the securities by any person for a period of 180 days immediately following the effective date of the registration statements related to the Initial Public Offering, nor may they be sold, transferred, assigned, pledged or hypothecated for a period of 180 days immediately following the effective date of the registration statements related to the Initial Public Offering except to any underwriter and selected dealer participating in the Initial Public Offering and their bona fide officers or partners.

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

At the end of December 31, 2021, the Company has issued an aggregate of 5,833,083 Class B ordinary shares to the Sponsor for an aggregate purchase price of $25,100 in cash. Our Sponsor transferred 99,999 founder shares to EF Hutton as representative shares (the representative shares are deemed to be underwriter’s compensation by FINRA pursuant to Rule 5110 of the FINRA Manual). The initial shareholders collectively own 22.58% of the Company’s issued and outstanding shares after the Initial Public Offering (assuming the initial shareholders do not purchase any Public Shares in the Initial Public Offering and excluding the Placement Units and underlying securities).

The initial shareholders have agreed not to transfer, assign or sell any of the Class B ordinary share (except to certain permitted transferees) any of the Class B ordinary shares (or the Class A ordinary shares into which they be converted) until, the earlier of (i) six months after the date of the consummation of a Business Combination, or (ii) the date on which the closing price of the Company’s Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after a Business Combination, or earlier, if, subsequent to a Business Combination, the Company consummates a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of the Company’s shareholders having the right to exchange their ordinary share for cash, securities or other property.

Promissory Note – Related Party

On April 20, 2021, the Sponsor issued an unsecured promissory note to the Company, pursuant to which the Company may borrow up to an aggregate principal amount of up to $400,000, to be used for payment of costs related to the Initial Public Offering. The note is interest bearing (0.01% annual rate) and payable on the earlier of (i) December 31, 2021 or (ii) the consummation of the Initial Public Offering. These amounts will be repaid upon completion of the Initial Public Offering out of the $696,875 of offering proceeds that has been allocated for the payment of offering expenses. The Company borrowed $338,038 (included interest) under the promissory note, and fully repaid the Note in full on December 10, 2021. There were no amounts outstanding at December 31, 2021 related to this note.

Administrative Services Arrangement

The Company’s Sponsor has agreed, commencing from the date that the Company’s securities are first listed on NYSE through the earlier of the Company’s consummation of a Business Combination and its liquidation, to make available to the Company certain general and administrative services, including office space, utilities and administrative services, as the Company may require from time to time. The Company has agreed to pay the Sponsor $10,000 per month for these services. During the period from March 8, 2021 (inception) through December 31, 2021, the Company incurred $10,000 in expenses for these services.

Related Party Loans and Costs

In order to finance transaction costs in connection with a Business Combination, the Company’s Sponsor or an affiliate of the Sponsor, or the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of notes may be converted upon consummation of a Business Combination into additional Private Placement Warrants at a price of $1.00 per warrant. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans.

The Company will have until 12 months from the closing of the Initial Public Offering to consummate its initial business combination. However, if the Company anticipates that it may not be able to consummate the Company’s initial business combination within 12 months, the Company may, by resolution of the Company’s board if requested by its Sponsor, extend the period of time to consummate a business combination up to two times, each by an additional three months (for a total of up to 18 months to complete a business combination), subject to the Sponsor depositing additional funds into the trust account as set out below. Pursuant to the terms of the trust agreement to be entered into between the Company and Continental Stock Transfer & Trust Company, LLC, in order to extend the time available for the Company to consummate its initial business combination, the initial shareholders or their affiliates or designees, upon five days advance notice prior to the applicable deadline, must deposit into the trust account for each three-month extension, $2,999,982 ($0.15 per share in either case) on or prior to the date of the applicable deadline, up to an aggregate of $5,999,964, or approximately $0.30 per share. Any such payments would be made in the form of a loan. Any such loans will be non-interest bearing and payable upon the consummation of the Company’s initial business combination. If the Company completes its initial business combination, the Company would repay such loaned amounts. In the event that the Company’s initial business combination does not close, the Company may use a portion of the working capital held outside the trust account to repay such loaned amounts but no proceeds from the Company’s trust account would be used for such repayment. Up to $1,500,000 of such loans may be convertible into private placement warrants of the post business combination entity at a price of $1.00 per warrant at the option of the lender. Furthermore, the letter agreement with the Company’s initial shareholders contains a provision pursuant to which its Sponsor has agreed to waive its right to be repaid for such loans out of the funds held in the trust account in the event that the Company does not complete a business combination. In the event that the Company receives notice from its Sponsor five days prior to the applicable deadline of its wish for us to effect an extension, the Company intends to issue a press release announcing such intention at least three days prior to the applicable deadline. In addition, the Company intends to issue a press release the day after the applicable deadline announcing whether or not the funds had been timely deposited. The Sponsor and its affiliates or designees are not obligated to fund the trust account to extend the time for the Company to complete its initial business combination. If the Company chooses to extend the period of time to consummate a business combination as set forth herein, the shareholders will not have the ability to vote or redeem their shares in connection with either of the three-month extensions. However, if the Company seeks to complete a business combination during an extension period, investors will still be able to vote and redeem their shares in connection with that business combination. As of December 31, 2021, the Company has not borrowed any amounts from Working Capital Loans.

INFINT ACQUISITION CORPORATION

NOTES TO FINANCIAL STATEMENTS

Representative Shares

On November 23, 2021, the Company assigned 99,999 shares of Class B ordinary share to the representative for nominal consideration (the “Representative Shares”). The Company estimated the fair value of Representative Shares to be $268,617, which is 2.96% of total offering cost of $9,351,106. The Company recognized the estimated fair value as part of offering costs. The holders of the Representative Shares have agreed not to transfer, assign or sell any such shares until the completion of a Business Combination. In addition, the holders have agreed (i) to waive their redemption rights with respect to such shares in connection with the completion of a Business Combination and (ii) to waive their rights to liquidating distributions from the Trust Account with respect to such shares if the Company fails to complete a Business Combination within the Combination Period.

The Representative Shares have been deemed compensation by FINRA and are therefore subject to a lock-up for a period of 180 days immediately following the effective date of the registration statement related to the Initial Public Offering pursuant to Rule 5110I(1) of FINRA’s NASD Conduct Rules. Pursuant to FINRA Rule 5110I(1), these securities will not be the subject of any hedging, short sale, derivative, put or call transaction that would result in the economic disposition of the securities by any person for a period of 180 days immediately following the effective date of the registration statements related to the Initial Public Offering, nor may they be sold, transferred, assigned, pledged or hypothecated for a period of 180 days immediately following the effective date of the registration statements related to the Initial Public Offering except to any underwriter and selected dealer participating in the Initial Public Offering and their bona fide officers or partners.

Seamless Group Inc [Member]
RELATED PARTY TRANSACTIONS

8 Related party transactions

(a)	Related parties

Name of related parties	Relationship with the Company
Dr. Ronnie Hui	Financial Advisor of the Company
Mr. Takis Wong	Chief Operating Officer of the Company
Mr. Alexander Kong	Chief Executive Officer of the Company
Regal Planet Limited	Ultimate holding company
Sino Dynamic Solutions Limited	Company controlled by a director of the Company
PT WalletKu Indompet Indonesia	Investment held indirectly by the Company
Ripple Labs Singapore Pte. Ltd.	Minority 40% owner of Tranglo
Ripple Services, Inc.	Minority 40% owner of Tranglo

(a)	The Company had the following significant related party transactions for the six months ended June 30, 2022 and 2021, respectively:

	Six months ended June 30,
	2022	2021
	US$	US$
Sino Dynamic Solutions Limited
Purchase of intangible assets	-	2,705,677
Support and maintenance costs	459,893	463,828

A Pay-Out Support Agreement (the “Agreement”) between Ripple Services, Inc. and Tranglo was entered into on March 10, 2021. According to the Agreement, Tranglo agreed to integrate with RippleNet and On Demand Liquidity (collectively the Ripple Solution) which are developed by Ripple for facilitating cross-border payments, and act as the service provider of Ripple. Under the Agreement, Tranglo’s remittance partners can choose to adopt the use of XRP provided by On-Demand Liquidity facility for prefunding purposes. Both Ripple and Tranglo agreed to make use of the Programmatic Liquidation system for liquidation of XRP as received by Tranglo for prefunding purposes into USD or other fiat currencies. Under the Agreement, Ripple guarantees that Tranglo will receive the agreed amount of fiat currencies from the liquidation of XRP on every agreed XRP prefunding arrangement, and that any shortfall in the liquidation process will be covered by Ripple. In exchnage, Tranglo has to offer certain discounts on transaction fees and foreign exchange fees for the remittance partners who adopt the On-Demand Liquidity services of Ripple Solution and use XRP for prefunding transactions.

(b)	The Company had the following related party balances as of June 30, 2022 and December 31, 2021:

	June 30, 2022	December 31, 2021
	US$	US$

Amounts due from related parties
PT WalletKu Indompet Indonesia	—	1,280,488
Sino Dynamic Solutions Limited	2,286,790	965,843
Others	104,289	644,955
	2,391,079	2,891,286

Amounts due to related parties
Regal Planet Limited	49,421,214	47,545,616
Ripple Labs Singapore Pte. Ltd.	4,567,059	—
Mr. Alexander Kong	177,538	1,669,823
Others	1,781,066	2,949,956
	55,946,877	52,165,395

The amounts due from/to related parties are unsecured, interest-free and repayable on demand.

Borrowings arising from transactions with related parties are described in Note 7.

19 Related party transactions

(a) Related parties

Name of related parties	Relationship with the Company
Dr. Ronnie Hui	Financial Advisor of the Company
Mr. Takis Wong	Chief Operating Officer of the Company
Mr. Alexander Kong	Chief Executive Officer of the Company
Regal Planet Limited	Ultimate holding company
Sino Dynamic Solutions Limited	Company controlled by a director of the Company
PT WalletKu Indompet Indonesia	Investment held indirectly by the Company
Ripple Labs Singapore Pte. Ltd.	Minority 40% owner of Tranglo
Ripple Services, Inc.	Minority 40% owner of Tranglo

(b) The Company had the following significant related party transactions for the years ended December 31, 2021 and 2020, respectively:

	Years ended December 31,
	2021	2020
	US$	US$
Sino Dynamic Solutions Limited
Purchase of intangible assets	3,599,144	399,687
Support and maintenance costs	926,156	850,947

A Pay-Out Support Agreement (the “Agreement”) between Ripple Services, Inc. and Tranglo was entered into on March 10, 2021. According to the Agreement, Tranglo agreed to integrate with RippleNet and On Demand Liquidity (collectively the Ripple Solution) which are developed by Ripple for facilitating cross-border payments, and act as the service provider of Ripple. Under the Agreement, Tranglo’s remittance partners can choose to adopt the use of XRP provided by On-Demand Liquidity facility for prefunding purposes. Both Ripple and Tranglo agreed to make use of the Programmatic Liquidation system for liquidation of XRP as received by Tranglo for prefunding purposes into USD or other fiat currencies. Under the Agreement, Ripple guarantees that Tranglo will receive the agreed amount of fiat currencies from the liquidation of XRP on every agreed XRP prefunding arrangement, and that any shortfall in the liquidation process will be covered by Ripple. In exchnage, Tranglo has to offer certain discounts on transaction fees and foreign exchange fees for the remittance partners who adopt the On-Demand Liquidity services of Ripple Solution and use XRP for prefunding transactions.

(c) The Company had the following related party balances as of December 31, 2021 and 2020:

	December 31,
	2021	2020
	US$	US$

Amounts due from related parties
PT WalletKu Indompet Indonesia	1,280,488	—
Sino Dynamic Solutions Limited	965,843	44,362
Others	644,955	100,560
	2,891,286	144,922

Amounts due to related parties
Regal Planet Limited	47,545,616	38,579,903
Mr. Alexander Kong	1,669,823	—
Others	2,949,956	2,562,825
	52,165,395	41,142,728

The amounts due from/to related parties are unsecured, interest-free and repayable on demand. The transactions occur in the course of the Company’s operations.

Borrowings arising from transactions with related parties are described in Note 10.

SEAMLESS GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS